UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/07

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock    Richmond, VA   February 7, 2008
(Signature)              (City, State)  (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  26

Form 13F Information Table Value Total:	 $404,091
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC		       COM	005208103	3,666	  484,245  SH	       Sole		484,245	   0	0
BPZ RESOURCES INC	       COM	055639108	7,181	  642,266  SH	       Sole		642,266	   0	0
CARRIZO OIL & GAS INC	       COM	144577103      10,276	  187,687  SH	       Sole		187,687	   0	0
CANO PETE INC		       COM	137801106	7,832	1,136,391  SH	       Sole	      1,136,391	   0	0
CHESAPEAKE ENERGY CORP	       COM	165167107      24,234	  618,202  SH	       Sole		618,202	   0	0
DENISON MINES CORP	       COM	248356107	  849	   95,195  SH	       Sole		 95,195	   0	0
ENVIRONMENTAL POWER CORP     COM NEW	29406L201	2,498	  546,546  SH	       Sole		546,546	   0	0
GULF ISLAND FABRICATION INC    COM	402307102	4,498	  141,857  SH	       Sole		141,857	   0	0
GULFPORT ENERGY CORP	     COM NEW	402635304	3,104	  170,000  SH	       Sole		170,000	   0	0
GASTAR EXPLORATION LTD	       COM	367299104	1,712	1,369,700  SH	       Sole	      1,369,700	   0	0
MCDERMOTT INTERNATIONAL INC    COM	580037109     104,923	1,777,444  SH	       Sole	      1,777,444	   0	0
NATIONAL-OILWELL VARCO INC     COM	637071101      16,752	  228,040  SH	       Sole		228,040	   0	0
NOBLE DRILLING CORP	       SHS	G65422100      26,391	  467,020  SH	       Sole		467,020	   0	0
QUICKSILVER RESOURCES INC      COM	74837R104      13,690	  229,730  SH	       Sole		229,730	   0	0
PROSHARES TR		  ULTRASHRT O&G	74347R586      13,672	  380,000  SH	       Sole		380,000	   0	0
RANGE RES CORP		       COM	75281A109	9,806	  190,931  SH	       Sole		190,931	   0	0
SUPERIOR ENERGY SVCS INC       COM	868157108	6,416	  186,404  SH	       Sole		186,404	   0	0
SCHLUMBERGER LTD	       COM	806857108	9,357	   95,125  SH	       Sole		 95,125	   0	0
STORM CAT ENERGY CORP	       COM	862168101	1,065	1,459,500  SH	       Sole	      1,459,500    0	0
SOUTHWESTERN ENERGY CO	       COM	845467109      23,181	  416,020  SH	       Sole		416,020	   0	0
TXCO RESOURCES INC	       COM	87311M102	7,636	  633,145  SH	       Sole		633,145	   0	0
TRANSOCEAN INC.		       SHS	G90073100      16,683	  116,541  SH	       Sole		116,541	   0	0
THOMPSON CREEK METALS CO       COM	884768102	2,215	  129,450  SH	       Sole		129,450	   0	0
ULTRA PETROLEUM CORP	       COM	903914109      54,534	  762,711  SH	       Sole		762,711	   0	0
U S ENERGY CORP WYO	       COM	911805109	1,517	  357,000  SH	       Sole		357,000	   0	0
WEATHERFORD INTERNATIONAL INC  COM	G95089101      30,403	  443,190  SH	       Sole		443,190	   0	0
